Trade Accounts Receivable	12 Months Ended
Jan. 31, 2022
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	January 31,	January 31,
	2022	2021
Trade accounts receivable	43,565	39,536
Less: Provision for credit losses	(1,860)	(2,330)
	41,705	37,206

Included in accounts receivable are unbilled receivables in the amount of $0.5 million as at January 31, 2022 ($0.3 million as at January 31, 2021). No single customer accounted for more than 10% of the accounts receivable balance as of January 31, 2022 and 2021.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2020	2,003
Current period provision for expected losses	1,681
Write-offs charged against the provision	(1,418)
Effect of movements in foreign exchange	64
Balance at January 31, 2021	2,330
Current period provision for expected losses	1,007
Write-offs charged against the provision	(1,456)
Effect of movements in foreign exchange	(21)
Balance at January 31, 2022	1,860